Segment information - Results of each reportable segment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	2		2
Revenue	$ 143,760,317	$ 136,477,480	$ 275,852,753	$ 65,179,515	$ 9,233,089
Gross profit	57,732,758	56,626,091	106,131,211	26,344,819	2,715,294
Prevention
Disclosure of operating segments [line items]
Revenue	7,685,728	8,001,423	16,571,535	14,264,972	9,233,089
Gross profit	2,952,344	3,684,918	7,546,593	6,332,833	3,545,335
Diagnostics
Disclosure of operating segments [line items]
Revenue	136,074,589	128,476,057	259,281,218	50,914,543
Gross profit	55,777,344	53,849,539	100,125,889	20,983,200
Unallocated
Disclosure of operating segments [line items]
Revenue	0	0
Gross profit	$ (996,930)	$ (908,366)	$ (1,541,271)	$ (971,214)	$ (830,041)